Commitments and Contingencies (Details) - USD ($)						1 Months Ended			12 Months Ended
	Jun. 28, 2024	Oct. 12, 2022	Jan. 27, 2022	Apr. 12, 2021	Jan. 05, 2021	Sep. 30, 2023	Oct. 31, 2022	Apr. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2024	Oct. 31, 2023	Sep. 30, 2021
Commitments and Contingencies [Line Items]
Paid bonus									$ 25,000
Annual cash bonus									60,000
Deferred compensation									$ 0	$ 0
License agreement expire									15 years
Percentage of sublicense income receivable									25.00%
Prepaid expense and other current assets									$ 30,957	15,970
Sales of licensed products percentage									5.00%
Sales									$ 50,000,000
License fees									838
Initial license fee									$ 50,000
Percentage of net sales									2.00%
Royalty payment									$ 500,000
Percentage of license fee									5.00%
Unreimbursed Patent Expenses	$ 197,400												$ 197,400
Accounts payable	$ 197,400
Paid amount											$ 50,000
Accounts payable									$ 147,400
Deferred revenue									3,352	3,352
Deferred revenue – current portion amounted									72,102	72,102
Deferred revenue – long-term portion amounted									721,578	793,680
Research and development expenses									$ 2,368,156	845,092
Expected Term [Member]
Commitments and Contingencies [Line Items]
Expected term									2 years
License [Member]
Commitments and Contingencies [Line Items]
UMB fee amount									$ 75,000
Initial license fee									$ 25,000
Patent Products [Member]
Commitments and Contingencies [Line Items]
Percentage of net sales									4.00%
Eric Weisblum [Member]
Commitments and Contingencies [Line Items]
Base salary		$ 350,000
Signing bonus		100,000
Mr. Weisblum [Member]
Commitments and Contingencies [Line Items]
Annual bonus		200,000
Paid bonus						$ 200,000	$ 200,000
Daniel Ryweck [Member]
Commitments and Contingencies [Line Items]
Base salary		60,000
Dr. James Kuo [Member]
Commitments and Contingencies [Line Items]
Base salary			$ 30,000
Share granted (in Shares)			16,000
Exercisable per share (in Dollars per share)			$ 10
Expire date			Jan. 31, 2032
Stock options (in Shares)			6,000
Vests (in Shares)							5,000					5,000
Stock option (in Shares)									16,000
Fair value of stock option									$ 94,915
Deferred compensation									94,915
Amortized deferred compensation									$ 0	14,125
Dr. James Kuo [Member] | Risk-Free interest Rate [Member]
Commitments and Contingencies [Line Items]
Risk-free interest rate									1.18%
Dr. James Kuo [Member] | Dividend Yield [Member]
Commitments and Contingencies [Line Items]
Expected dividend yield									0.00%
Dr. James Kuo [Member] | Expected Volatility [Member]
Commitments and Contingencies [Line Items]
Expected volatility									117.00%
Master Lincense Agreement [Member]
Commitments and Contingencies [Line Items]
Commercial sale term									10 years
Percentage of sublicense income receivable									15.00%
Term year									15 years
Prepaid expense and other current assets									$ 5,000	5,000
Prepaid expenses non-current									$ 50,625	55,625
Sales of licensed products percentage									3.00%
Sales									$ 50,000,000
License fees										838
University of Maryland Baltimore [Member] | License [Member]
Commitments and Contingencies [Line Items]
UMB fee amount									75,000
Sponsored Research Agreement with Columbia University [Member] | License [Member]
Commitments and Contingencies [Line Items]
UMB fee amount									5,000	5,000
Customer Patent License Agreement with Aikido Pharma Inc [Member]
Commitments and Contingencies [Line Items]
Non-refundable cash payment					$ 500,000				$ 500,000
Net sale percentage									2.00%
Licensor share (in Shares)					500				500
Aggregate of converted shares (in Shares)					625,000				625,000
Revenue term					15 years				15 years
Common stock shares (in Shares)				625,000
Per share (in Dollars per share)				$ 0.85
Trading price				$ 531,250
Equity investment				531,250
Deferred revenue				$ 531,250					$ 1,031,250
Cash									500,000
Securities received									531,250
Deferred revenue – current portion amounted									68,750	68,750
Deferred revenue – long-term portion amounted									$ 756,250	687,500
Consideration fee payable percentage									110.00%
Customer Patent License Agreement with Aikido Pharma Inc [Member] | License Fee Revenues [Member]
Commitments and Contingencies [Line Items]
Deferred revenue									$ 68,750	68,750
Customer Sublicense Agreement with Aikido Pharma Inc [Member]
Commitments and Contingencies [Line Items]
UMB fee amount								$ 50,000,000,000	1,900,000
Deferred revenue – current portion amounted									3,352	3,352
Deferred revenue – long-term portion amounted									34,078	37,430
Upfront license fees									$ 50,000
First commercial sale									10 years
Agreement shall expire									15 years
Third Payment [Member]
Commitments and Contingencies [Line Items]
Initial license fee									$ 50,000
Sublicense Agreement [Member]
Commitments and Contingencies [Line Items]
Prepaid expense and other current assets										838
Prepaid expenses non-current										$ 9,358
Sublicense income, percentage								25.00%
Sublicense agreement amount paid								$ 12,500
Sublicense Agreement [Member] | Master Lincense Agreement [Member]
Commitments and Contingencies [Line Items]
Prepaid expense and other current assets									838
Prepaid expenses non-current									$ 8,520
Board of Directors [Member] | Eric Weisblum [Member]
Commitments and Contingencies [Line Items]
Annual bonus		$ 350,000
Series M Convertible Preferred [Member]
Commitments and Contingencies [Line Items]
Convertible preferred stock (in Shares)				500